Deferred Tax - Unrecognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Deferred Tax
Unrecognized Deferred Tax Assets		₨ 2,107,453	₨ 1,700,435
Deferred tax assets	$ 1,577	102,649	35,874
Deductible temporary differences
Deferred Tax
Unrecognized Deferred Tax Assets		178,275	100,688
Deductible temporary differences | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		573,762	329,462
Deferred tax assets		0	0
Tax loss carry forward and unabsorbed depreciation
Deferred Tax
Unrecognized Deferred Tax Assets		1,929,178	1,599,747
Unused tax losses | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		6,159,435	4,265,167
Deferred tax assets		0	0
Unabsorbed depreciation | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		1,759,363	912,006
Deferred tax assets		₨ 0	₨ 0